UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

               Investment Company Act file number   811-10415
                                                 ---------------

                     Lazard Alternative Strategies Fund, LLC
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              30 Rockefeller Plaza
                               New York, NY 10112
         --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Mr. Brian Simon
                              30 Rockefeller Plaza
                               New York, NY 10112
         --------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-632-1584
                                                           -------------

                        Date of fiscal year end: March 31
                                                ---------

                   Date of reporting period: December 31, 2005
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.
Lazard Alternative Strategies Fund, LLC
Schedule of Investments at December 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

 INVESTMENTS IN PORTFOLIO FUNDS (89.30%) #
                                                              Cost            FAIR VALUE
 EVENT DRIVEN (25.13%)
 Cognis I Fund, LP                                       $    7,000,000     $    8,090,958
 Exton Capital Partners, L.P.                                 3,000,000          3,040,413
 Farallon Capital Partners, LP                                4,500,000          6,628,783
 Litespeed Partners, LP                                       5,000,000          5,612,786
 Marathon Special Opportunity Fund, LP                        3,007,452          6,662,629
 Marathon Structured Finance Fund, LP                         4,500,000          5,553,919
 Spinnaker Global Emerging Markets Fund, LTD                  5,575,000         10,204,803
 Spinnaker Global Strategic Fund, LTD                         1,500,000          2,339,018
                                                          -------------      -------------
                                                             34,082,452          48,133,309
                                                          -------------      -------------

 LONG/SHORT (31.04%)
 Arience Capital Partners I, LP                               9,350,000         10,612,912
 Braddock Partners, LP                                        6,500,000          7,122,862
 Delta Institutional, LP                                      7,870,000         14,152,297
 Diamondback Partners, LP                                     5,000,000          5,258,806
 Glenhill Capital, LP                                         4,650,000          7,041,449
 Jetstream Global Fund LP                                     5,000,000          6,059,858
 New Castle Partners, LP                                      8,650,000          9,208,633
                                                          -------------      -------------
                                                             47,020,000         59,456,817
                                                          -------------      -------------


 RELATIVE VALUE (14.70%)
 Akanthos Arbitrage Fund, LP                                  6,200,000          5,316,973
 CRC Global Structure Credit Fund, LTD                        6,000,000          7,089,959
 Octave-1, L.P.                                                  54,247             54,247
 Sagecrest II, LLC                                            6,000,000          6,770,523
 Silverback Partners, LP                                      1,758,297          1,150,317
 West Side Partners, LP                                       6,756,000          7,776,355
                                                          -------------      -------------
                                                             26,768,544         28,158,374
                                                          -------------      -------------

Lazard Alternative Strategies Fund, LLC
Schedule of Investments at December 31, 2005 (Unaudited) (continued)
--------------------------------------------------------------------------------

 INVESTMENTS IN PORTFOLIO FUNDS (CONTINUED)                   COST            FAIR VALUE
 TACTICAL TRADING (18.43%)
 Alternative Treasury Strategy, LLC                      $    6,000,000     $    5,941,073
 Blenheim Fund, LP                                            6,000,000          7,382,168
 Graham Global Investment Fund, LTD                           6,759,000          8,519,102
 Graham Global Investment Fund II, LTD                        6,500,000          5,925,908
 Vega Select Opportunities Fund, LTD                          6,936,399          7,546,111
                                                         --------------     --------------
                                                             32,195,399         35,314,362
                                                         --------------     --------------


 TOTAL INVESTMENTS IN PORTFOLIO FUNDS                    $  140,066,395        171,062,862
                                                         ==============
 OTHER ASSETS, LESS LIABILITIES (10.70%)                                        20,504,795
                                                                             -------------
 MEMBERS' CAPITAL - NET ASSETS (100%)                                        $ 191,567,657
                                                                             =============


# Non-income producing security

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Lazard Alternative Strategies Fund, LLC
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By (Signature and Title)*  /s/ Michael Rome
                         ----------------------------------------------------
                           Michael Rome, Chief Executive Officer
                           (principal executive officer)

Date     February 22, 2006
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Michael Rome
                         ----------------------------------------------------
                           Michael Rome, Chief Executive Officer
                           (principal executive officer)

Date     February 22, 2006
    -------------------------------------------------------------------------


By (Signature and Title)*  /s/ Jagatnarine Churaman
                         ----------------------------------------------------
                           Jagatnarine Churaman, Chief Financial Officer (principal financial officer)

Date     February 22, 2006
    -------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.